CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities:
Net loss	$ (88,564,000)	$ (136,392,000)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Non-cash portion of interest expense	16,812,000	38,843,000
Non-cash (gain) loss on fair value adjustment for warrant liabilities	(14,426,000)	3,767,000
Depreciation and amortization	8,429,000	5,849,000
Stock-based compensation	2,264,000	2,380,000
Accretion - Note 13	408,000	374,000
Salary continuation and compensation costs - Note 9		2,116,000
Impairment charges and write-downs	17,326,000	23,255,000
Loss on sale of equipment	16,000
Phantom share compensation		225,000
Changes in operating assets and liabilities:
Accounts receivable	426,000	(329,000)
Income tax receivable	(1,530,000)
Production-related inventories	29,015,000	(43,756,000)
Materials and supplies inventories	(6,186,000)	(3,891,000)
Prepaids and other assets, net	1,690,000	(2,946,000)
Accounts payable and accrued expenses	(2,851,000)	372,000
Other liabilities	133,000	443,000
Interest payable		(818,000)
Net cash used in operating activities	(37,038,000)	(110,508,000)
Cash flows used in investing activities:
Additions to plant, equipment, and mine development	(6,990,000)	(33,439,000)
Proceeds from sales of equipment	117,000	2,315,000
Net cash used in investing activities	(6,873,000)	(31,124,000)
Cash flows (used in) provided by financing activities:
Principal payments on Sprott Credit Agreement	(5,405,000)	(1,158,000)
Principal payments on finance leases	(89,000)
Proceeds from Public Offering		83,515,000
Proceeds from Sprott Royalty Agreement - Notes 3 and 11		30,000,000
Proceeds from Recapitalization Transaction - Note 3		10,419,000
Proceeds from warrant exercise - Note 12		1,000
Transaction and issuance costs		(16,094,000)
Net cash (used in) provided by financing activities	(5,494,000)	188,705,000
Net (decrease) increase in cash and restricted cash	(49,405,000)	47,073,000
Cash and restricted cash, beginning of period	96,040,000	48,967,000
Cash and restricted cash, end of period	46,635,000	96,040,000
Reconciliation of cash and restricted cash:
Cash	12,342,000	56,363,000
Restricted cash	34,293,000	39,677,000
Total cash and restricted cash	$ 46,635,000	96,040,000
Sprott credit agreement, noncurrent portion
Cash flows (used in) provided by financing activities:
Proceeds from issuance of debt		68,600,000
The 1.25 Lien notes
Cash flows (used in) provided by financing activities:
Proceeds from issuance of debt		44,841,000
First Lien Agreement
Cash flows (used in) provided by financing activities:
Repayments of long-term debt		(125,468,000)
Promissory Note
Cash flows (used in) provided by financing activities:
Repayments of long-term debt		(6,914,000)
Private placement
Cash flows (used in) provided by financing activities:
Proceeds from private placement and forward purchase contract		75,963,000
Forward Purchase Agreement
Cash flows (used in) provided by financing activities:
Proceeds from private placement and forward purchase contract		$ 25,000,000